Geographical Information (Tables)	12 Months Ended
Dec. 31, 2022
Geographical Information [Abstract]
Schedule of revenues
	Year ended December 31,
	2022	2021
Canada	112,106	153,265
USA	25,095	16,226
Argentina	1,455	—
Paraguay	3,772	—
	142,428	169,491

Schedule of property, plant and equipment
	As of December 31,	As of December 31,
	2022	2021
Canada	142,654	83,402
USA	32,664	51,672
Argentina	31,927	665
Paraguay	12,183	1,111
	219,428	136,850